Trade Receivable, Net - Aging Analysis of Accounts Receivable (Detail) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	$ 13,014	$ 11,523
0 days
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	11,689	9,905
1-30 days
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	686	769
31-60 days
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	112	298
61-90 days
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	45	65
91-120 days
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	91	44
121 + days
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	$ 391	$ 442